Warrant Liability	6 Months Ended
Jun. 30, 2022
Warrant Liability
Warrant Liability

11Warrant Liability

As at June 30, 2022 and December 31, 2021 the following warrants were issued but not exercised and therefore recorded as a liability:

	June 30,	December 31,
	2022	2021
	Number	Number
Public Warrants	15,265,136	15,265,146
Mudrick Warrants	4,000,000	4,000,000
MWC Options	—	2,000,000
Outstanding, end of period	19,265,136	21,265,146

Recorded as a liability, the following shows the change in fair value during the period ended June 30, 2022:

£ 000
December 31, 2021	10,730
Addition/(Disposal) of private placement warrants	—
Reclassification of MWC Options to equity	(1,010)
Change in fair value	(4,373)
Exchange differences on translation	840
June 30, 2022	6,187

Each public warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share. Once the public warrants become exercisable, the Company may redeem the public warrants at a price of $0.01 per public warrant if the closing price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period.